Inventories (Details) - USD ($) $ in Thousands	Mar. 31, 2016	Mar. 31, 2015
Inventories Details
Raw materials	$ 684	$ 1,978
Work in progress	430	676
Finished goods	709	467
Total	$ 1,823	$ 3,121